Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Nov. 30, 2023	Nov. 30, 2022
Preferred stock, par value	$ 0.001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001
Common stock, shares authorized	500,000,000
Common stock, shares issued	10,000
Common stock, shares outstanding	10,000
Common Class A [Member]
Temporary equity, shares subject to possible redemption		1,976,036	8,625,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		50,000,000	50,000,000
Common stock, shares issued		473,750	473,750
Common stock, shares outstanding		473,750	473,750
Temporary equity, par value		$ 10.35	$ 10.20
Common Class B [Member]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		5,000,000	5,000,000
Common stock, shares issued		2,156,250	2,156,250
Common stock, shares outstanding		2,156,250	2,156,250
Restatement [Member]
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, shares authorized	50,000,000
Common stock, shares issued	0
Common stock, shares outstanding	0
Restatement [Member] | Common Class A [Member]
Temporary equity, shares subject to possible redemption	1,976,036
Temporary equity, redemption price per share	$ 10.35
Common stock, par value	$ 0.0001
Common stock, shares authorized	50,000,000
Common stock, shares issued	473,750
Common stock, shares outstanding	473,750
Restatement [Member] | Common Class B [Member]
Common stock, par value	$ 0.0001
Common stock, shares authorized	50,000,000
Common stock, shares issued	2,156,250
Common stock, shares outstanding	2,156,250